Commitments and Contingencies - Future minimum operating lease payments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Future minimum payments on operating leases:
2014	$ 37,095
2015	34,554
2016	28,410
2017	23,623
2018	19,133
2019-2031	83,190
Total minimum future rentals	$ 226,005